Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000010996 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010996 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000010996 [Member] | Non Agency Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000010996 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000010996 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
C000010996 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000010996 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010996 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.77%
C000010996 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.65%
C000010995 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010995 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000010995 [Member] | Non Agency Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000010995 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000010995 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
C000010995 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000010995 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010995 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.77%
C000010995 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.65%
C000010994 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010994 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000010994 [Member] | Non Agency Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000010994 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000010994 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
C000010994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000010994 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010994 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.77%
C000010994 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.65%
C000010992 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010992 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000010992 [Member] | Non Agency Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000010992 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000010992 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
C000010992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000010992 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010992 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.77%
C000010992 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.65%
C000130079 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%	[1]
C000130079 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[1]
C000130079 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[1]
C000130079 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000130079 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[1]
C000130079 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[1]
C000130079 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%	[1]
C000130079 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%	[1]
C000130079 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%	[1]
C000130079 [Member] | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
C000130079 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000130079 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.16%
C000130079 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000130079 [Member] | GUATEMALA
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000130079 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130079 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000130079 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000130079 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000130079 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130079 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000130080 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%	[2]
C000130080 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[2]
C000130080 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[2]
C000130080 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000130080 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[2]
C000130080 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[2]
C000130080 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%	[2]
C000130080 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%	[2]
C000130080 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%	[2]
C000130080 [Member] | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[2]
C000130080 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000130080 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.16%
C000130080 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000130080 [Member] | GUATEMALA
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000130080 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130080 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000130080 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000130080 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000130080 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130080 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000130082 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%	[3]
C000130082 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[3]
C000130082 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[3]
C000130082 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000130082 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%	[3]
C000130082 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[3]
C000130082 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%	[3]
C000130082 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%	[3]
C000130082 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%	[3]
C000130082 [Member] | Metals and Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[3]
C000130082 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000130082 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.16%
C000130082 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000130082 [Member] | GUATEMALA
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000130082 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130082 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000130082 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000130082 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000130082 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130082 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.24%

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.